Long-Term Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-Term Prepaid Expenses [Abstract]
LONG-TERM PREPAID EXPENSES
NOTE 7 – LONG-TERM PREPAID EXPENSES

Long-term prepaid expenses primarily consist of prepaid rental expenses for a sale office located in Wuhan City. The prepaid rental expenses are being amortized using the straight-line method over the lease term of 20 years and expires on November 30, 2033.

Long-term prepaid expenses at March 31, 2014 and December 31, 2013 are as follows:

	March 31, 2014	December 31, 2013
Long-term prepaid rental expenses	$376,359	$379,531
Less: Accumulated amortization	(6,272)	(1,581)
	$370.087	$377,950

Amortization expense for the three months ended March 31, 2014 and 2013 was $4,740 and $0, respectively.

The estimated amortization expense of long-term prepaid expenses over each of the next five years and thereafter will be $18,960 per annum.

NOTE 7 – LONG-TERM PREPAID EXPENSES

Long-term prepaid expenses primarily consist of prepaid rental expenses for a sale office located in Wuhan City. The prepaid rental expenses are being amortized using the straight-line method over the lease term of 20 years and expires on November 30, 2033.

Long-term prepaid expenses at December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Long-term prepaid rental expenses	$379,531	$-
Less: Accumulated amortization	(1,581)	-
	$377,950	$-

Amortization expense for the years ended December 31, 2013 and 2012 was $1,561 and $0, respectively.

The estimated amortization expense of long-term prepaid expenses over each of the next five years and thereafter will be $18,731 per annum.